Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 21, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021
Number Of Common Stock Warrants Issued To Related Parties				1,484,060
Related Party Debt Accrued Interest				$ 1,600,000	$ 900,000
Depreciation expense				100,000	100,000
Related Party Debt Accrued Interest				1,000,000
Interest payable to related parties				3,500,000
Related Party Transaction, Amounts of Transaction				$ 0	0
Common stock warrants [Member] | Twenty Twenty Three Initial Notes [Member]
Number Of Common Stock Warrants Issued To Related Parties				3,416,869
Convertible Promissory Notes [Member]
Interest rate		10.00%		10.00%
Maturity				March 2023
February 2016 Collaborative Agreement [Member]
Revenues				$ 0	0
Sensata Technology Inc [Member] | Collaborative Agreement [Member]
Related Party Investment In The Initial Closing Of The Offering Of Convertible Preferred Stock				50,000,000
Total purchase amount of equipment				1,000,000
Sensata Technology Inc [Member] | Collaborative Arrangement One [Member]
Revenues				0
Number Of Warrants Issued During Period Shares In Exchange For Services Of Related Party	2.5
Fair Value Of Warrants				$ 23,300
Expenses incurred under the arrangement			$ 0
Investor [Member] | Convertible Promissory Notes [Member]
Debt instrument face amount					16,100,000	$ 48,700,000
Convertible Promissory Notes Issued To Four Related Parties [Member] | Convertible Promissory Notes [Member]
Debt instrument face amount					$ 15,700,000	$ 11,500,000
Directors and officers [Member] | Related Party Restricted Stock Units [Member]
Number of shares issued under share-based payment arrangement				3,524,788
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				$ 22,900,000
Five related parties and officers [Member] | Related Party Restricted Stock Units [Member]
Number of shares issued under share-based payment arrangement				2,963,739
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				$ 20,100,000